UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 09/30/2011

Check here if Amendment		[  ]		Amendment Number:

This Amendment			[  ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		10/14/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$ 48,369 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      262     4531 SH       SOLE                     4531
3M COMPANY                     COM              88579y101     1403    19538 SH       SOLE                    19538
ABBOTT LABORATORIES            COM              002824100     1861    36396 SH       SOLE                    36396
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      719     9420 SH       SOLE                     9420
ANALOG DEVICES, INC.           COM              032654105      228     7300 SH       SOLE                     7300
APPLE COMPUTER INC.            COM              037833100     2194     5755 SH       SOLE                     5755
BANK OF AMERICA CORP.          COM              060505104     1087   177627 SH       SOLE                   177627
BERKSHIRE HATHAWAY CL A        COM              084670108     1068       10 SH       SOLE                       10
BERKSHIRE HATHWY CL B NEW      COM              084670702     2295    32299 SH       SOLE                    32299
BOEING CO.                     COM              097023105      284     4700 SH       SOLE                     4700
BROOKFIELD INFRSTRUC PRTNRS L. COM              g16252101     3471   141380 SH       SOLE                   141380
CHEVRON CORPORATION            COM              166764100      220     2380 SH       SOLE                     2380
CISCO SYSTEMS, INC.            COM              17275R102     1203    77640 SH       SOLE                    77640
COCA COLA CO.                  COM              191216100      225     3328 SH       SOLE                     3328
EMERSON ELECTRIC CO.           COM              291011104     1094    26489 SH       SOLE                    26489
EXXON MOBIL CORP.              COM              30231G102     2191    30168 SH       SOLE                    30168
FORD MOTOR CO. DEL PAR $0.01   COM              345370860     1232   127395 SH       SOLE                   127395
GENERAL ELECTRIC CO.           COM              369604103     1663   109252 SH       SOLE                   109252
GOOGLE INC. CL A               COM              38259P508     2241     4357 SH       SOLE                     4357
GUGGENHEIM SOLAR ETF           COM              18383m621      316    97938 SH       SOLE                    97938
INTERNATIONAL BUSINESS MACHINE COM              459200101      227     1299 SH       SOLE                     1299
ISHARES MSCI BRAZIL INDEX      COM              464286400     1226    23580 SH       SOLE                    23580
ISHARES S&P INDIA NIFTY 50 IDX COM              464289529     1235    55250 SH       SOLE                    55250
JOHNSON & JOHNSON              COM              478160104     2112    33162 SH       SOLE                    33162
MICROSOFT CORP.                COM              594918104      822    33042 SH       SOLE                    33042
MSCI EMERGING MKTS INDEX FUND  COM              464287234      979    27906 SH       SOLE                    27906
NESTLE SPON ADR REPSTG REG SH  COM              641069406      288     5222 SH       SOLE                     5222
NEW ENGLAND BANCSHARES INC.    COM              643863202      157    16841 SH       SOLE                    16841
PENTAIR INC.                   COM              709631105      262     8200 SH       SOLE                     8200
PEPSICO INC.                   COM              713448108     2076    33530 SH       SOLE                    33530
PETROLEO BRAS VTG SPD ADR      COM              71654v408      222     9900 SH       SOLE                     9900
PLUM CREEK TIMBER CO. INC.     COM              729251108     2957    85180 SH       SOLE                    85180
PROCTOR GAMBLE CO.             COM              742718109     2425    38378 SH       SOLE                    38378
ROCKVILLE FINANCIAL INC. NEW   COM              774188106      144    15167 SH       SOLE                    15167
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      299     4860 SH       SOLE                     4860
SCHLUMBERGER LTD ADR.          COM              806857108      482     8065 SH       SOLE                     8065
SPDR INDEX S&P CHINA           COM              78463x400     1299    23280 SH       SOLE                    23280
SPECTRA ENERGY CORP.           COM              847560109     2220    90505 SH       SOLE                    90505
UNITED TECHNOLOGIES CORP.      COM              913017109      237     3375 SH       SOLE                     3375
VANGUARD EMERGING MARKETS      COM              922042858      505    14090 SH       SOLE                    14090
VANGUARD PACIFIC               COM              922042866     1519    31348 SH       SOLE                    31348
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105      801    15350 SH       SOLE                    15350
ZIMMER HOLDINGS, INC.          COM              98956p102      617    11534 SH       SOLE                    11534